Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 2,932	$ 3,258
Carrying amount of the hedging instruments, Liabilities	(10,163)	(10,259)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(27)	(1,472)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(41)	(1,492)
Ineffectiveness recorded in non-interest income-other	2	(10)
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	2,756	3,070
Carrying amount of the hedging instruments, Liabilities	(3,871)	(3,886)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	363	(1,191)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	349	(1,211)
Ineffectiveness recorded in non-interest income-other	2	(10)
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	897	961
Carrying amount of the hedging instruments, Liabilities	(1,208)	(1,350)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	525	(339)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	518	(341)
Ineffectiveness recorded in non-interest income-other	(7)	2
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	380	101
Carrying amount of the hedging instruments, Liabilities	(524)	(955)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	756	(530)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	759	(549)
Ineffectiveness recorded in non-interest income-other	7	(6)
Cash flow hedges [member] | Currency or interest rate risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	38	143
Carrying amount of the hedging instruments, Liabilities	(57)	(14)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	49	332
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	44	332
Ineffectiveness recorded in non-interest income-other	3
Cash flow hedges [member] | Currency or interest rate risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	70	92
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income		1
Gains/(losses) on hedged item used to calculate hedge ineffectiveness		1
Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,337	1,773
Carrying amount of the hedging instruments, Liabilities	(2,082)	(1,516)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,050)	(563)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,055)	(562)
Ineffectiveness recorded in non-interest income-other	(1)	(6)
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	34
Carrying amount of the hedging instruments, Liabilities		(51)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	83	(92)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	83	(92)
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	176	188
Carrying amount of the hedging instruments, Liabilities	(6,292)	(6,373)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(390)	(281)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(390)	(281)
Net investment hedges [member] | Currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(6,080)	(6,077)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(2)	(121)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(2)	(121)
Net investment hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	176	188
Carrying amount of the hedging instruments, Liabilities	(212)	(296)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(388)	(160)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ (388)	$ (160)